Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,201,223.82
Previously Paid Amount	0.00
Total Fee Amount	994.49
Total Offset Amount	0.00
Net Fee	994.49
Narrative - Max Aggregate Offering Price	$ 7,201,223.82
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true